Investments in associates - Disclosure of associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets	$ 152,926	$ 335,188
Current liabilities	346,276	109,545
Revenues	224,877	213,630
Other comprehensive (loss) income	2,177	28,625
Comprehensive loss	(54,498)	44,854
Osisko Mining [Member]
Disclosure of associates [line items]
Current assets	185,307	326,563
Non-current assets	664,544	486,492
Current liabilities	31,440	43,482
Non-current liabilities	109,502	79,316
Revenues	0	0
Net loss from continuing operations and net loss	(8,149)	(33,337)
Other comprehensive (loss) income	(10,730)	11,609
Comprehensive loss	(18,879)	(21,728)
Carrying value of investment	98,885	95,379
Fair value of investment	190,590	185,087
Osisko Metals [Member]
Disclosure of associates [line items]
Current assets	5,659	1,616
Non-current assets	89,006	91,828
Current liabilities	2,676	3,028
Non-current liabilities	1,607	2,935
Revenues	0	0
Net loss from continuing operations and net loss	(4,618)	(9,646)
Other comprehensive (loss) income	(36)	(9,818)
Comprehensive loss	(4,654)	(19,464)
Carrying value of investment	13,470	14,204
Fair value of investment	$ 12,140	$ 13,696